VIA EDGAR

January 30, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:      Brookfield Investment Funds (the “Trust”)

Securities Act File No. 333-174323

Investment Company Act File No. 811-22558

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust has elected to file the certification set out below in lieu of electronically filing definitive copies of each prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”) for Center Coast Brookfield Midstream Focus Fund, a series of the Trust, as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the form of each prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 69 under the 1933 Act and as Amendment No. 71 under the Investment Company Act of 1940, as amended, was filed electronically on January 30, 2023, with an effective date of January 30, 2023.

Should members of the Staff have any questions or comments, they should call the undersigned at (212) 528-2947.

Very Truly Yours,

/s/ Craig A. Ruckman

Craig A. Ruckman